Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of details of leases in the consolidated balance sheet

Right-of-use assets	Thousands of Euros
	31/12/2024	31/12/2023
Land and buildings	956,617	933,304
Machinery	3,173	3,718
Computer equipment	1,032	764
Vehicles	7,482	7,454
	968,304	945,240

Lease liabilities		Thousands of Euros
	Reference	31/12/2024	31/12/2023
Non-current	Note 21	1,024,845	1,004,227
Current	Note 21	116,534	107,101
		1,141,379	1,111,328

Schedule of undiscounted future payments classified on a maturity basis are presented together with the effect of the financial discount

	Thousands of Euros
	31/12/2024	31/12/2023
Maturity:
Within one year	116,534	107,101
In the second year	117,233	126,133
In the third to fifth years	319,410	326,253
After the fifth year	1,221,344	1,003,424
	1,774,521	1,562,911
Discounting effect	(633,142)	(451,581)
Total lease liabilities	1,141,379	1,111,328

Schedule of amounts recognized in the consolidated statement of profit and loss related to lease agreements

Right-of-use depreciation	Thousands of Euros
	2024	2023
Buildings	74,929	71,157
Machinery	1,522	1,507
Computer equipment	559	860
Vehicles	5,106	5,019
	82,116	78,543

		Thousands of Euros
	Reference	2024	2023
Finance lease expenses	Note 27	50,870	44,587
		50,870	44,587

	Thousands of Euros
	2024	2023
Expenses related to short-term contracts	1,295	1,117
Expenses related to low-value contracts	15,865	14,345
Other operating lease expenses	30,101	27,577
	47,261	43,039